Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Reportable Business Segments

Information with respect to these reportable business segments for the years ended December 31, 2025 and 2024 was as follows:

	Year Ended December 31, 2025
	Lab	AI
	Services	Generated	Corporate /
	MSO	Polishing	Other	Total
Income from equity method investment - Lab Services MSO	$392,677	$-	$-	$392,677
Other operating expenses	-	(94,553)	(7,889,483)	(7,984,036)
Other (expense) income:
Interest expense	-	-	(1,456,694)	(1,456,694)
Loss on extinguishment of debt	-	-	(9,076,587)	(9,076,587)
Other income	-	100	605,667	605,767
Net income (loss)	$392,677	$(94,453)	$(17,817,097)	$(17,518,873)

	Year Ended December 31, 2024
	Lab
	Services	Corporate /
	MSO	Other	Total
Loss from equity method investment - Lab Services MSO	$(846,588)	$-	$(846,588)
Other operating expenses	-	(3,994,662)	(3,994,662)
Other expense:
Interest expense	-	(1,659,745)	(1,659,745)
Other expense	-	(538,609)	(538,609)
Net loss	$(846,588)	$(6,193,016)	$(7,039,604)

Schedule of Identifiable Long-Lived Tangible Assets
Identifiable long-lived tangible assets at December 31, 2025 and 2024	December 31, 2025	December 31, 2024
Corporate/Other	$727	$1,298

Schedule of Identifiable Long-Lived Tangible Assets (Geographic Areas)
Identifiable long-lived tangible assets at December 31, 2025 and 2024	December 31, 2025	December 31, 2024
China	$727	$1,298